Other current receivables	12 Months Ended
Dec. 31, 2025
Other Current Receivables [Abstract]
Other current receivables	21. Other current receivables

	2025	2024
Value added tax	7,604	6,169
Advance payments to vendors	2,201	1,158
Derivatives	129	—
Other	7,504	8,411
Total	17,438	15,738